VT George Putnam Balanced Fund
The fund's portfolio
3/31/22 (Unaudited)

COMMON STOCKS (60.9%)(a)
	Shares	Value
Automotive (1.6%)
General Motors Co.(NON)	5,512	$241,095
Tesla, Inc.(NON)	2,652	2,857,795
United Rentals, Inc.(NON)	1,543	548,089

		3,646,979
Basic materials (1.8%)
Agnico-Eagle Mines, Ltd. (Canada)	4,195	256,703
Alamos Gold, Inc. Class A (Canada)	42,679	359,357
Anglo American PLC (London Exchange) (United Kingdom)	4,826	248,908
Avery Dennison Corp.	3,542	616,202
Corteva, Inc.	13,749	790,293
CRH PLC ADR (Ireland)	6,169	247,130
Eastman Chemical Co.	2,672	299,424
Linde PLC	1,546	493,839
PPG Industries, Inc.	2,827	370,535
Sherwin-Williams Co. (The)	2,368	591,100

		4,273,491
Capital goods (3.7%)
Boeing Co. (The)(NON)	1,150	220,225
CAE, Inc. (Canada)(NON)	9,157	238,346
Deere & Co.	1,656	688,002
Emerson Electric Co.	7,096	695,763
General Dynamics Corp.	904	218,027
Honeywell International, Inc.	4,939	961,031
Ingersoll Rand, Inc.	8,642	435,125
Johnson Controls International PLC	18,928	1,241,109
Northrop Grumman Corp.	3,470	1,551,853
Otis Worldwide Corp.	14,743	1,134,474
Raytheon Technologies Corp.	14,346	1,421,258

		8,805,213
Commercial and consumer services (2.4%)
Aramark	8,249	310,162
Booking Holdings, Inc.(NON)	486	1,141,347
Booz Allen Hamilton Holding Corp.	2,488	218,546
Mastercard, Inc. Class A	9,440	3,373,667
PayPal Holdings, Inc.(NON)	4,131	477,750

		5,521,472
Communication services (0.8%)
T-Mobile US, Inc.(NON)	15,457	1,983,906

		1,983,906
Computers (3.1%)
Apple, Inc.	42,376	7,399,273

		7,399,273
Conglomerates (0.1%)
General Electric Co.	3,813	348,890

		348,890
Consumer (0.1%)
4Front Ventures Corp.(NON)	333,333	266,666

		266,666
Consumer staples (3.6%)
Altria Group, Inc.	5,703	297,982
Chipotle Mexican Grill, Inc.(NON)	365	577,441
Coca-Cola Co. (The)	22,813	1,414,406
Constellation Brands, Inc. Class A	599	137,962
Costco Wholesale Corp.	1,349	776,822
McCormick & Co., Inc. (non-voting shares)	3,922	391,416
Olaplex Holdings, Inc.(NON)	19,053	297,798
PepsiCo, Inc.	11,732	1,963,702
Procter & Gamble Co. (The)	16,506	2,522,117
Sea, Ltd. ADR (Singapore)(NON)	1,350	161,717

		8,541,363
Electronics (2.6%)
Advanced Micro Devices, Inc.(NON)	17,223	1,883,163
NVIDIA Corp.	6,053	1,651,622
Qualcomm, Inc.	13,540	2,069,183
Vontier Corp.	19,278	489,468

		6,093,436
Energy (2.4%)
Cenovus Energy, Inc. (Canada)	94,983	1,583,367
ConocoPhillips	7,316	731,600
Exxon Mobil Corp.	30,909	2,552,774
Shell PLC (London Exchange) (United Kingdom)	25,606	702,725
TotalEnergies SE (France)	2,311	117,257

		5,687,723
Financials (7.0%)
AIA Group, Ltd. (Hong Kong)	36,800	385,275
Apollo Global Management, Inc.	18,488	1,146,071
Assured Guaranty, Ltd.	35,239	2,243,315
AXA SA (France)	21,745	635,039
Bank of America Corp.	40,897	1,685,774
Charles Schwab Corp. (The)	9,066	764,354
Citigroup, Inc.	41,961	2,240,717
Gaming and Leisure Properties, Inc.(R)	24,554	1,152,319
Goldman Sachs Group, Inc. (The)	5,382	1,776,598
KKR & Co., Inc.	11,693	683,690
Prudential PLC (United Kingdom)	58,489	863,986
Quilter PLC (United Kingdom)	307,980	572,010
Silvergate Capital Corp. Class A(NON)	3,611	543,708
Visa, Inc. Class A	6,193	1,373,422
Vornado Realty Trust(R)	8,210	372,077

		16,438,355
Gaming and lottery (0.1%)
Penn National Gaming, Inc.(NON)	8,210	348,268

		348,268
Health care (8.9%)
Abbott Laboratories	5,064	599,375
AbbVie, Inc.	12,319	1,997,033
Amgen, Inc.	1,537	371,677
Anthem, Inc.	2,522	1,238,857
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	3,508	411,699
Avantor, Inc.(NON)	11,413	385,988
Baxter International, Inc.	3,186	247,042
Bio-Rad Laboratories, Inc. Class A(NON)	756	425,802
Boston Scientific Corp.(NON)	18,178	805,104
Bristol-Myers Squibb Co.	4,800	350,544
Cardinal Health, Inc.	2,665	151,106
Cigna Corp.	2,629	629,935
Cooper Cos., Inc. (The)	519	216,729
CVS Health Corp.	3,681	372,554
Danaher Corp.	4,018	1,178,600
DexCom, Inc.(NON)	808	413,373
Edwards Lifesciences Corp.(NON)	950	111,834
Eli Lilly and Co.	2,767	792,386
Illumina, Inc.(NON)	941	328,785
Intuitive Surgical, Inc.(NON)	1,699	512,554
Ironwood Pharmaceuticals, Inc.(NON)	23,710	298,272
Johnson & Johnson	8,282	1,467,819
McKesson Corp.	1,231	376,846
Medtronic PLC	4,574	507,485
Merck & Co., Inc.	8,830	724,502
Pfizer, Inc.	17,767	919,798
Regeneron Pharmaceuticals, Inc.(NON)	1,827	1,276,013
Thermo Fisher Scientific, Inc.	1,917	1,132,276
UnitedHealth Group, Inc.	5,037	2,568,719

		20,812,707
Homebuilding (0.3%)
PulteGroup, Inc.	19,088	799,787

		799,787
Lodging/Tourism (0.3%)
Hilton Worldwide Holdings, Inc.(NON)	4,580	694,969

		694,969
Media (0.4%)
Walt Disney Co. (The)(NON)	6,108	837,773

		837,773
Retail (6.6%)
Amazon.com, Inc.(NON)	2,470	8,052,077
Bath & Body Works, Inc.	2,784	133,075
BJ's Wholesale Club Holdings, Inc.(NON)	1,791	121,090
Burlington Stores, Inc.(NON)	783	142,639
CarMax, Inc.(NON)(S)	3,873	373,667
Home Depot, Inc. (The)	8,581	2,568,551
Lululemon Athletica, Inc. (Canada)(NON)	492	179,693
Nike, Inc. Class B	3,577	481,321
O'Reilly Automotive, Inc.(NON)	762	521,940
Target Corp.	5,020	1,065,344
TJX Cos., Inc. (The)	3,376	204,518
Walmart, Inc.	10,136	1,509,453
Warby Parker, Inc. Class A(NON)	3,931	132,907

		15,486,275
Software (6.8%)
Adobe, Inc.(NON)	3,120	1,421,534
Intuit, Inc.	3,968	1,907,973
Microsoft Corp.	31,817	9,809,499
Oracle Corp.	26,736	2,211,869
Unity Software, Inc.(NON)	6,387	633,654

		15,984,529
Technology services (4.9%)
Alphabet, Inc. Class A(NON)	2,113	5,876,993
Fidelity National Information Services, Inc.	22,528	2,262,262
Meta Platforms, Inc. Class A(NON)	8,377	1,862,710
salesforce.com, Inc.(NON)	6,684	1,419,147

		11,421,112
Textiles (0.1%)
Levi Strauss & Co. Class A	8,554	169,027

		169,027
Transportation (1.5%)
CSX Corp.	12,735	476,926
Southwest Airlines Co.(NON)	10,144	464,595
Union Pacific Corp.	9,478	2,589,484

		3,531,005
Utilities and power (1.8%)
Ameren Corp.	5,065	474,894
American Electric Power Co., Inc.	5,105	509,326
NextEra Energy, Inc.	9,434	799,154
NRG Energy, Inc.	61,349	2,353,348

		4,136,722

Total common stocks (cost $105,878,667)		$143,228,941

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.3%)
Government National Mortgage Association Pass-Through Certificates
4.50%, 3/20/49	$428,876	$447,806
3.50%, with due dates from 11/20/47 to 4/20/51	1,352,409	1,368,586
3.00%, 7/20/46	287,606	287,634
2.00%, 1/20/51	973,673	925,752

		3,029,778
U.S. Government Agency Mortgage Obligations (6.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
2.50%, with due dates from 7/1/50 to 2/1/51	216,909	208,168
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	75,508	81,758
5.00%, 8/1/33	34,309	36,208
4.50%, 2/1/49	709,411	749,692
4.00%, with due dates from 4/1/49 to 5/1/49	834,445	854,994
3.50%, with due dates from 11/1/49 to 12/1/49	830,477	835,069
3.00%, 6/1/46	356,228	354,855
2.50%, with due dates from 7/1/50 to 7/1/51	5,618,844	5,378,312
2.00%, 10/1/50	2,424,835	2,262,352
Uniform Mortgage-Backed Securities
4.50%, TBA, 5/1/52	2,000,000	2,066,563
4.50%, TBA, 4/1/52	2,000,000	2,074,688

		14,902,659

Total U.S. government and agency mortgage obligations (cost $18,905,151)		$17,932,437

U.S. TREASURY OBLIGATIONS (14.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$880,000	$949,466
2.75%, 8/15/42(SEG)	3,400,000	3,460,097
1.875%, 2/15/51	1,140,000	996,120
1.25%, 5/15/50	1,490,000	1,111,330
U.S. Treasury Notes
2.75%, 2/15/24	2,630,000	2,650,699
2.375%, 8/15/24	2,550,000	2,544,351
2.25%, 11/15/27	2,340,000	2,312,578
1.625%, 5/15/31	2,410,000	2,268,977
1.625%, 9/30/26	1,860,000	1,790,904
1.625%, 2/15/26	3,530,000	3,412,469
1.625%, 10/31/23	2,750,000	2,727,122
1.50%, 2/15/30	760,000	712,500
1.125%, 2/28/25	4,710,000	4,527,671
0.625%, 10/15/24	2,950,000	2,815,982
0.25%, 6/15/23	940,000	921,641

Total U.S. treasury obligations (cost $35,154,390)		$33,201,907

CORPORATE BONDS AND NOTES (14.6%)(a)
	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	$45,000	$45,116
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	95,000	85,556
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	174,000	186,615
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	13,000	13,569
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	200,000	188,815
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	5,830
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	258,000	230,869
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	210,000	216,788
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	82,967
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	27,000	23,816
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	48,000	42,848
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	14,579
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	170,000	163,973
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	87,000	87,193
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	233,000	191,524
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	117,000	97,854
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	179,721
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	12,817
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	24,000	30,596

		1,901,046
Capital goods (0.7%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	135,000	122,970
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	160,000	149,053
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	85,000	98,140
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	90,000	92,850
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	155,000	141,534
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	125,000	131,429
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	90,000	78,199
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	100,000	101,948
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	68,000	70,716
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	210,000	210,010
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	100,955
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	19,529
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	90,000	84,113
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	49,000	47,812
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	130,000	130,411

		1,579,669
Communication services (1.6%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	263,000	237,858
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	130,000	120,630
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	66,000	63,197
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	205,000	195,318
AT&T, Inc. sr. unsec. unsub. bonds 3.30%, 2/1/52	300,000	256,067
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	213,000	189,239
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	147,000	130,348
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	13,033
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. bonds 2.80%, 4/1/31	44,000	39,657
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	55,000	54,310
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	111,000	126,361
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	5,000	4,120
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	74,000	75,768
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	127,000	128,087
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	113,000	109,876
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	6,000	7,757
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	20,000	20,174
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	201,000	188,952
Comcast Corp. 144A company guaranty sr. unsec. bonds 2.887%, 11/1/51	26,000	21,919
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	101,000	79,537
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	73,000	72,619
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	76,000	75,552
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	134,000	133,864
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	66,000	65,521
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	30,000	31,461
Crown Castle International Corp. sr. unsec. sub. bonds 2.25%, 1/15/31	130,000	114,580
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	194,000	185,657
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	13,483
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	6,000	6,023
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	229,000	230,339
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	90,000	81,612
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	123,000	113,932
Verizon Communications, Inc. sr. unsec. notes 3.15%, 3/22/30	140,000	137,687
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	62,000	57,601
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	200,000	210,975
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	80,000	80,958

		3,674,072
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 4.156%, perpetual maturity	89,000	85,329

		85,329
Consumer cyclicals (1.5%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	119,700
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	124,971
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	125,000	135,973
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	98,000	99,257
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	87,000	80,820
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	24,000	24,432
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	63,000	54,850
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	79,257
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	155,000	168,111
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	62,000	60,221
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	60,000	60,432
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	122,000	124,042
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	235,000	212,270
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	76,000	84,458
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	30,000	30,365
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	40,000	40,123
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	47,000	47,700
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	41,000	36,851
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	33,000	30,457
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	206,243
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	189,000	196,887
Magallanes, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	251,000	251,604
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	80,000	60,215
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	28,000	28,149
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	42,000	42,508
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	185,000	171,121
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	60,000	60,682
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	48,000	46,813
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	17,000	17,260
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	50,000	51,133
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	165,852
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	56,000	48,248
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	205,000	186,550
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	150,000	150,000
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31	200,000	176,636

		3,474,191
Consumer staples (0.9%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	151,000	184,111
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	196,000	211,538
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	112,000	121,428
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	202,504
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	110,052	128,051
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	195,807
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	87,000	102,033
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	130,000	132,184
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	41,000	39,739
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	115,000	103,471
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	80,000	84,359
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	140,000	138,270
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49	115,000	121,167
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	29,000	29,478
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	74,000	81,570
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	215,000	223,586
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	91,000	97,070

		2,196,366
Energy (0.5%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	80,000	79,844
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	88,000	91,079
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	110,000	117,252
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	70,000	63,700
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	245,000	218,479
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	105,000	104,844
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	70,000	70,183
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	80,000	94,540
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	122,000	135,420
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	24,000	24,645
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	105,000	111,044
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	135,000	132,975

		1,244,005
Financials (5.0%)
ABN AMRO Bank NV 144A unsec. sub. FRB 3.324%, 3/13/37 (Netherlands)	200,000	181,762
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	270,000	243,394
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	195,000	179,605
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	27,494
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	30,211
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	115,000	114,505
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	90,000	112,890
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	220,000	217,104
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	205,000	201,100
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	174,150
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	600,000	538,517
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	95,000	95,713
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	33,080
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	75,000	68,938
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	440,000	421,353
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	178,259
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	45,000	44,470
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	400,000	400,696
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	30,000	25,973
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	83,000	88,355
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	200,000	178,502
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	205,306
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	89,000	89,772
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	178,000	153,161
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	64,440
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	205,000	193,725
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	10,012
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	270,000	288,982
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	272,299
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	29,047
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	95,000	94,914
Credit Suisse AG sr. unsec. notes 1.00%, 5/5/23	400,000	393,929
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	234,024
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	137,462
Deutsche Bank AG/New York, NY unsec. sub. FRN 3.729%, 1/14/32 (Germany)	225,000	200,688
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	185,000	192,481
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	150,089
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	40,000	40,997
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	29,000	28,674
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	157,000	173,679
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	65,000	58,975
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	135,000	123,694
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	99,318
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	192,000	193,724
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	450,000	416,027
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	127,000	108,365
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	63,000	54,410
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	220,000	192,427
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	115,000	113,131
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	26,000	26,650
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	146,000	140,708
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.506%, 5/15/47	87,000	74,820
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	26,000	24,310
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	185,000	188,974
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	363,000	339,658
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	25,602
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	195,497
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	175,000	156,616
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	477,000
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	463,489
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	42,433
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	62,000	57,601
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	26,000	24,655
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	15,000	15,225
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	173,000	172,135
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	35,000	45,604
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	36,481
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	205,000	191,175
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	52,352
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	78,000	78,292
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	75,000	73,688
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	360,000	367,463
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	225,000	201,758
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	65,000	67,763
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	80,000	76,684
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	85,000	86,876
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	79,000	66,386

		11,639,718
Health care (1.2%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	320,000	316,195
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	83,000	91,338
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	33,000	32,527
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	110,000	104,659
Bristol-Myers Squibb Co. sr. unsec. notes 2.75%, 2/15/23	400,000	404,190
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	92,000	93,636
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	118,000	119,723
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	213,000	232,775
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	11,126	11,623
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	185,000	175,047
DH Europe Finance II Sarl company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	80,000	76,256
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	67,000	70,719
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	43,000	37,285
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	65,000	66,255
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	35,000	39,494
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	10,000	10,366
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	30,263
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	20,000	18,018
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	165,000	153,504
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	211,000	194,202
Viatris, Inc. company guaranty sr. unsec. bonds 4.00%, 6/22/50	380,000	319,229
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	75,000	68,261
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	150,000	153,967
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	90,000	89,628

		2,909,160
Technology (1.4%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	160,000	124,365
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	84,000	81,869
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	430,000	369,720
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	150,000	169,529
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	358,000	362,829
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	72,000	62,502
Cisco Systems, Inc./California sr. unsec. unsub. notes 3.625%, 3/4/24	400,000	409,391
Citrix Systems, Inc. sr. unsec. sub. notes 1.25%, 3/1/26	170,000	165,277
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	7,000	10,230
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	83,000	84,303
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	371,000	348,142
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	66,000	65,448
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	50,000	43,711
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	225,000	196,523
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	185,000	162,281
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	185,000	164,263
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	170,000	157,250
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	200,000	169,975
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	70,000	70,133

		3,217,741
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	85,612

		85,612
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	135,000	120,724
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	68,234
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	50,000	46,210
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	60,000	69,482
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	33,000	31,461
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	17,679
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	40,000	40,292
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	130,000	132,139
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	97,369
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	43,444
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	257,000	230,015
Energy Transfer LP sr. unsec. unsub. notes 7.60%, 2/1/24	30,000	32,011
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	22,987
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	230,000	221,079
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	65,000	65,270
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	116,000	116,179
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	35,000	35,091
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	17,231
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	80,000	79,946
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	120,000	105,600
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	62,681
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	30,000	26,956
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	70,000	65,933
PacifiCorp sr. bonds 2.70%, 9/15/30	86,000	81,896
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	26,773
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	58,000	55,984
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	67,000	66,365
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 2.619%, 5/15/67	300,000	254,400

		2,233,431

Total corporate bonds and notes (cost $35,938,941)		$34,240,340

MORTGAGE-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value
BANK Ser. 19-BN19, Class AS, 3.446%, 8/15/61	$81,000	$79,047
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	124,000	121,764
Ser. 18-C6, Class AS, 4.642%, 11/10/51(WAC)	78,000	81,828
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	107,000	107,615
Ser. 18-B2, Class A4, 4.009%, 3/10/51	251,000	258,510
COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.444%, 12/10/47(WAC)	20,000	19,464
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	56,948	56,872
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	215,000	207,564
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.707%, 7/25/29	24,093	23,924
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	14,822	1
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.688%, 6/10/47(WAC)	127,000	124,336
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.165%, 4/20/48(WAC)	27,697	27,697
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 16-C28, Class A4, 3.544%, 1/15/49	340,000	341,137
Morgan Stanley Capital I Trust Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	408,000	427,214
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.467%, 3/15/45(WAC)	117,000	115,949
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	220,229	2
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.294%, 3/15/44(WAC)	63,290	30,550

Total mortgage-backed securities (cost $2,286,240)		$2,023,474

UNITS (0.1%)(a)
	Units	Value
GoGreen Investments Corp.(NON)	17,958	$181,376

Total units (cost $179,580)		$181,376

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$41,382
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	81,563
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	46,710

Total municipal bonds and notes (cost $125,152)		$169,655

SHORT-TERM INVESTMENTS (3.8%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.37%(AFF)	720,100	$720,100
Putnam Short Term Investment Fund Class P 0.39%(AFF)	8,232,133	8,232,133

Total short-term investments (cost $8,952,233)		$8,952,233
TOTAL INVESTMENTS

Total investments (cost $207,420,354)		$239,930,363

	FORWARD CURRENCY CONTRACTS at 3/31/22 (aggregate face value $8,519,254) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Danish Krone	Sell	6/15/22	$373,988	$373,441	$(547)
	Barclays Bank PLC
		British Pound	Sell	6/15/22	1,755,709	1,788,929	33,220
		Canadian Dollar	Sell	4/20/22	441,750	433,604	(8,146)
		Euro	Sell	6/15/22	456,230	457,775	1,545
	Citibank, N.A.
		Canadian Dollar	Sell	4/20/22	542,290	532,248	(10,042)
		Euro	Sell	6/15/22	456,451	458,084	1,633
	Goldman Sachs International
		British Pound	Sell	6/15/22	596,224	607,506	11,282
		Euro	Sell	6/15/22	489,950	491,371	1,421
	HSBC Bank USA, National Association
		Euro	Sell	6/15/22	332,882	334,030	1,148
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	4/20/22	820,634	813,763	(6,871)
		Singapore Dollar	Sell	5/18/22	289,636	291,986	2,350
	State Street Bank and Trust Co.
		Euro	Buy	6/15/22	574,141	573,488	653
		Hong Kong Dollar	Sell	5/18/22	323,724	325,338	1,614
	UBS AG
		Canadian Dollar	Sell	4/20/22	387,361	378,910	(8,451)
		Euro	Sell	6/15/22	96,615	96,798	183
	WestPac Banking Corp.
		Canadian Dollar	Sell	4/20/22	572,604	561,983	(10,621)

	Unrealized appreciation						55,049

	Unrealized (depreciation)						(44,678)

	Total						$10,371
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	13	$2,944,767	$2,944,988	Jun-22	$105,634

Unrealized appreciation					105,634

Unrealized (depreciation)					—

Total					$105,634

WRITTEN OPTIONS OUTSTANDING at 3/31/22 (premiums $1,842) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Goldman Sachs International
Thermo Fisher Scientific, Inc. (Put)	Jun-22/$500.00	$66,743	$113	$554

Total				$554

TBA SALE COMMITMENTS OUTSTANDING at 3/31/22 (proceeds receivable $4,068,711) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 4/1/52	$1,000,000	4/21/22	$1,034,641
Uniform Mortgage-Backed Securities, 4.50%, 4/1/52	2,000,000	4/13/22	2,074,687
Uniform Mortgage-Backed Securities, 2.00%, 4/1/52	1,000,000	4/13/22	928,141

Total			$4,037,469

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $235,116,366.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund and Putnam, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*	$240,810	$5,030,540	$4,551,250	$304	$720,100
	Putnam Short Term Investment Fund**	8,194,304	11,550,058	11,512,229	2,247	8,232,133

	Total Short-term investments	$8,435,114	$16,580,598	$16,063,479	$2,551	$8,952,233
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $720,100 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $691,848.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $191,963.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $4,197,776 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $32,366 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,024,583	$248,908	$—
Capital goods	8,805,213	—	—
Communication services	1,983,906	—	—
Conglomerates	348,890	—	—
Consumer cyclicals	27,771,216	—	—
Consumer staples	8,541,363	—	—
Energy	4,867,741	819,982	—
Financials	13,982,045	2,456,310	—
Health care	20,812,707	—	—
Technology	40,898,350	—	—
Transportation	3,531,005	—	—
Utilities and power	4,136,722	—	—

Total common stocks	139,703,741	3,525,200	—
Corporate bonds and notes	—	34,240,340	—
Mortgage-backed securities	—	2,023,474	—
Municipal bonds and notes	—	169,655	—
U.S. government and agency mortgage obligations	—	17,932,437	—
U.S. treasury obligations	—	33,201,907	—
Units	181,376	—	—
Short-term investments	—	8,952,233	—

Totals by level	$139,885,117	$100,045,246	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$10,371	$—
Futures contracts	105,634	—	—
Written options outstanding	—	(554)	—
TBA sale commitments	—	(4,037,469)	—

Totals by level	$105,634	$(4,027,652)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written equity option contracts (contract amount)	$90
Futures contracts (number of contracts)	10
Forward currency contracts (contract amount)	$10,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com